UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street

Suite 645

Chicago, IL  60610

 (Address of principal executive offices)

(Zip code)

Patrick W. Galley

325 N. LaSalle Street

Suite 645

Chicago, IL  60610

 (Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	RiverNorth Core Opportunity Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares/Description		Market Value

CLOSED-END FUNDS - 75.85%
71,369	Ares Capital Corp.	719,400
7,391	Asa Limited	625,648
31,645	Castle Convertible Fund, Inc.	755,683
183,622	Claymore/Raymond James Equity Fund	3,206,040
64,518	Clough Global Opportunities Fund	1,149,711
8,350	Delaware Investments National Municipal Income Fund	96,609
61,975	Diamond Hill Financial Trends Fund I	617,271
27,002	Defined Strategy Fund, Inc.	416,911
43,110	Eaton Vance Tax Advantaged Dividend Income Fund	998,428
38,790	Eaton Vance Tax Advantaged Global Dividend Income Fund	843,295
57,300	Highland Credit Strategies Fund	766,674
36,233	Highland Distressed Opportunities Fund	207,977
115,207	ING Prime Rate Trust	660,136
38,448	Insured Municipal Income Fund	480,984
270,837	Liberty All Star Equity Fund	1,589,813
99,755	MFS Intermediate Income Trust	622,471
33,200	MLP & Strategic Equity Fund, Inc.	468,452
18,332	Nasdaq Premium Income Growth Fund	288,912
6,097	Nuveen Core Equity Alpha Fund	87,797
13,500	Nuveen Dividend Advantage Municipal Fund	176,850
42,844	Nuveen Equity Premium Income Fund	640,089
76,939	Nuveen Floating Rate Income Fund	830,941
30,077	Nuveen Insured Dividend Advantaged Municipal Fund	389,196
114,438	Nuveen Multi Strategy Income & Growth Fund	1,100,894
62,013	Nuveen Tax Advantage Dividend Growth Fund	908,490
36,400	Old Mutual/Claymore Long Short Fund	481,572
89,044	Pimco Floating Rate Strategy Fund	1,176,271
65,207	Pioneer Municipal & Equity Income Trust	783,788
38,840	SunAmerica Focused Alpha Growth Fund, Inc.	609,011
143,604	TCW Strategic Income Fund	527,027
33,961	The Gabelli Deal Fund	526,735
2,837	Tortoise Energy Capital Corp.	71,634
28,309	Tortoise Energy Infrastructure Corp.	769,156
160,124	Tri Continental Corp.	2,648,451
197,197	Van Kampen Senior Income Trust	1,139,799
36,277	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.	367,849

TOTAL FOR CLOSED-END FUNDS (Cost $29,583,339) - 75.85%		$ 27,749,965

EXCHANGE TRADED FUNDS - 16.55%
43,900	iShares MSCI Japan Index	547,433
16,140	iShares MSCI EAFE Index	1,108,334
18,725	iShares Russell 1000 Growth Index Fund	1,034,369
16,075	iShares S&P National Municipal Bond	1,599,302
6,000	Powershares Exchange Traded Listed Private Equity Portfolio	102,600
13,000	SPDR S&P Depository Receipt	1,663,740

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $6,359,998) -16.55%		$ 6,055,778

HOLDING & INVESTMENT COMPANIES - 5.02%
3,000	Affiliated Managers Group, Inc. *	270,180
8	Berkshire Hathaway, Inc. *	966,000
4,500	Brookfield Asset Management, Inc.	146,430
10,400	Legg Mason, Inc.	453,128

TOTAL FOR HOLDING & INVESTMENT COMPANIES (Cost $1,887,731) - 5.02%		$ 1,835,738

SHORT TERM INVESTMENTS - 3.50%
1,281,448	Fidelity Institutional Money Market Fund - Class I 2.85% ** (Cost $1,281,448)	1,281,448

TOTAL INVESTMENTS (Cost $39,112,516) - 100.92%		$ 36,922,929

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.92)%		(336,380)

NET ASSETS - 100.00%		$ 36,586,549

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2008.

NOTES TO FINANCIAL STATEMENTS
RiverNorth Core Opportunity Fund
1. SECURITY TRANSACTIONS
At June 30, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $39,112,516, amounted to $2,189,587 which consisted of aggregate gross unrealized appreciation of
$494,811 and aggregate gross unrealized depreciation of $2,684,398.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 36,922,929	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 36,922,929	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Funds

By /s/Patrick W. Galley

*Patrick W. Galley,

President and Treasurer

Date  August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Patrick W. Galley

*Patrick W. Galley,

President and Treasurer

Date  August 21, 2008

* Print the name and title of each signing officer under his or her signature.